Long-Term Debt - Summary of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2013 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2014 Norwegian Kroner Denominated Bonds Due Through Two Thousand NIneteen [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner Denominated Bonds Due Through Two Thousand NIneteen [Member] USD ($)	Dec. 31, 2014 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2014 U.S. Dollar Bonds due through 2023 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Bonds due through 2023 [Member] USD ($)	Dec. 31, 2014 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2014 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2013 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2014 Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2013 Revolving Credit Facilities [Member] USD ($)
Debt Instrument [Line Items]
Total	$ 6,736,498	$ 6,109,470	$ 390,712	$ 447,430	$ 697,798	$ 691,778	$ 3,103,255	$ 2,523,523	$ 492,918	$ 174,150	$ 284,993	€ 235,600	$ 340,221	€ 247,600	$ 13,282	$ 1,766,822	$ 1,919,086
Total	6,736,498	6,109,470	390,712	447,430	697,798	691,778	3,103,255	2,523,523	492,918	174,150	284,993	235,600	340,221	247,600	13,282	1,766,822	1,919,086
Less current portion	654,134	996,425
Long-term portion	$ 6,082,364	$ 5,113,045